UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,   Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 4/30/11

Item 1.  Schedule of Investments.

Changing Parameters Fund PORTFOLIO OF INVESTMENTS April 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCK - 15.2%
	AEROSPACE/DEFENSE - 0.6%
8,125	L-3 Communications Holdings, Inc.	$ 651,544

	AUTO MANUFACTURERS - 0.6%
41,659	Ford Motor Co. *	644,465

	AUTO PARTS & EQUIPMENT - 0.6%
11,737	TRW Automotive Holdings Corp. *	669,713

	BANKS - 1.2%
49,454	Bank of America Corp.	607,295
143,999	Citigroup, Inc. *	660,955
		1,268,250

	BUILDING MATERIALS - 0.6%
47,151	Masco Corp.	632,767

	COAL - 1.2%
18,611	Arch Coal, Inc.	638,357
9,324	Peabody Energy Corp.	623,030
		1,261,387
	COMMERCIAL SERVICES - 0.6%
39,063	Hertz Global Holdings, Inc. *	672,274

	ELECTRONICS - 0.6%
31,043	Jabil Circuit, Inc.	615,893

	FOOD - 0.6%
33,090	Tyson Foods, Inc.	658,491

	HEALTHCARE-PRODUCTS - 0.6%
89,078	Boston Scientific Corp. *	667,194

	LODGING - 0.6%
11,188	Starwood Hotels & Resorts Worldwide, Inc.	666,469

	MACHINERY-DIVERSIFIED - 0.6%
13,326	CNH Global NV *	643,646

	OIL & GAS - 1.2%
19,289	Chesapeake Energy Corp.	649,461
17,754	Forest Oil Corp. *	637,546
		1,287,007
	PIPELINES - 0.7%
35,302	El Paso Corp.	685,212

	REITS - 1.2%
8,412	SL Green Realty Corp.	694,242
26,890	Weyerhaeuser Co.	618,739
		1,312,981
Changing Parameters Fund PORTFOLIO OF INVESTMENTS (Continued) April 30, 2011 (Unaudited)

Shares		Value
	RETAIL - 1.2%
20,119	Dollar General Corp. *	$ 655,678
26,697	Macy's, Inc.	638,325
		1,294,003
	TELECOMMUNICATIONS - 2.5%
15,917	CenturyLink, Inc.	649,101
15,222	Crown Castle International Corp. *	652,415
79,288	Frontier Communications Corp.	655,712
135,144	Sprint Nextel Corp. *	700,046
		2,657,274

	TOTAL COMMON STOCK (Cost - $16,012,193)	16,288,570

	MUTUAL FUNDS - 74.1%
	DEBT FUND - 74.1%
1,077,858	BlackRock GNMA Portfolio - Institutional Class	11,015,714
2,559,194	Dreyfus High Yield Fund - Class I	17,453,700
880,218	Eaton Vance Floating-Rate Advantaged Fund	9,717,604
870,605	John Hancock Bond Fund - Class I	13,764,269
902,407	Pioneer Global High Yield Fund	10,188,178
3,064,305	Prudential High Yield Fund, Inc. Class Z	17,343,967
	TOTAL MUTUAL FUNDS (Cost - $77,328,992)	79,483,432

	SHORT-TERM INVESTMENTS - 15.6%
3,348,007	Dreyfus Government Cash
	Management - Institutional Class, 0.00% +	3,348,007
3,348,007	Fidelity Institutional Government
	Portfolio - Class I, 0.01% +	3,348,007
3,348,007	Goldman Sachs Financial Square Funds
	Government Fund - Institutional Class, 0.01% +	3,348,007
3,348,007	JP Morgan U.S. Government
	Money Market Fund - Capital Class, 0.01% +	3,348,007
3,348,006	Milestone Treasury Obligations
	Portfolio - Institutional Class, 0.01+	3,348,006
	TOTAL SHORT-TERM INVESTMENTS (Cost -$16,740,034)	16,740,034

	TOTAL INVESTMENTS - 104.9% (Cost - $110,081,219)	$ 112,512,036
	LIABILITIES LESS OTHER ASSETS - (4.9)%	(5,257,603)
	NET ASSETS - 100.0%	$ 107,254,433

* Non-income producing security.
+ Reflects yield at April 30, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:

	Unrealized appreciation	$ 2,856,356
	Unrealized depreciation	(425,539)
	Net unrealized appreciation	$ 2,430,817

Changing Parameters Fund PORTFOLIO OF INVESTMENTS (Continued) April 30, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 16,288,570	$ -	$ -	$ 16,288,570
Mutual Funds	79,483,432			79,483,432
Money Market Funds	16,740,034	-	-	16,740,034
Total	$ 112,512,036	$ -	$ -	$ 112,512,036

                            The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of
                             Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/21/11

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/21/11